CORPORATE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2024	2023
Term debt
Public – Canadian	Mar. 8, 2024	5.04%	C$	$—	$377
Public – U.S.	Apr. 1 , 2024	4.00%	US$	—	200
Public – U.S1	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	592	645
Public – U.S.	Jun. 2, 2026	4.25%	US$	499	499
Public – Canadian	Mar. 16, 2027	3.80%	C$	348	377
Public – U.S.	Jan. 25, 2028	3.90%	US$	1,064	1,067
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	999
Public – U.S.	Apr. 15, 2030	4.35%	US$	750	750
Public – U.S.	Apr. 15, 2031	2.72%	US$	500	500
Public – U.S.	Jan. 30, 2032	2.34%	US$	600	600
Public – Canadian	Dec. 14 2032	5.43%	C$	695	755
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – U.S.	Jun. 14, 2033	6.09%	US$	550	550
Public – U.S.	Jan. 5, 2034	6.35%	US$	700	700
Public – U.S.	Jan. 15, 2035	5.68%	US$	450	—
Public – Canadian	Jun. 14, 2035	5.95%	C$	294	319
Private – Japanese	Dec. 1, 2038	1.42%	JPY	64	71
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	595	595
Public – U.S.	Mar. 30, 2051	3.50%	US$	757	758
Public – U.S.	Feb 15, 2052	3.63%	US$	400	400
Public – U.S.	Mar. 4, 2054	5.97%	US$	953	—
Public – U.S.	Jan 15, 2055	6.30%	US$	700	—
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	400
				13,562	12,214
Commercial Paper				767	31
Deferred financing costs[2]				(97)	(85)
Total				$14,232	$12,160
1.Corporate borrowings of $500 million due on January 15, 2025 were repaid subsequent to December 31, 2024.
2.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Subsidiary borrowings	(a)	$16,002	$16,214
Property-specific borrowings	(b)	204,558	205,336
Total		$220,560	$221,550
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Total
2025	$678	$709	$850	$13	$2,250
2026	348	—	—	123	471
2027	931	348	313	—	1,592
2028	348	—	487	—	835
2029	2,604	570	787	2,150	6,111
Thereafter	499	2,190	2,133	—	4,822
Total Principal repayments	5,408	3,817	4,570	2,286	16,081
Deferred financing costs and other	(26)	(16)	(29)	(8)	(79)
Total – Dec. 31, 2024	$5,382	$3,801	$4,541	$2,278	$16,002
Total – Dec. 31, 2023	$6,882	$2,832	$4,911	$1,589	$16,214
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$2,250	$2,596
Non-current	13,752	13,618
Total	$16,002	$16,214
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2024	Local Currency		2023	Local Currency
U.S. dollars	$8,239	USD	8,239	$7,915	USD	7,915
Canadian dollars	7,627	CAD	10,970	8,208	CAD	10,875
Brazilian reais	136	BRL	839	91	BRL	443
Total	$16,002			$16,214
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate[1,2,3]	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
2025	$32,428	$9,232	$4,189	$2,405	$48,254
2026	13,045	4,936	4,827	4,524	27,332
2027	8,517	2,863	4,983	5,356	21,719
2028	2,908	3,007	5,077	7,442	18,434
2029	8,195	3,799	6,731	11,040	29,765
Thereafter	5,472	14,666	30,634	10,831	61,603
Total Principal repayments	70,565	38,503	56,441	41,598	207,107
Deferred financing costs and other	(389)	(354)	(1,143)	(663)	(2,549)
Total – Dec. 31, 2024	$70,176	$38,149	$55,298	$40,935	$204,558
Total – Dec. 31, 2023	$86,734	$28,635	$46,083	$43,884	$205,336
1.Real estate property-specific borrowings maturing in 2025 of $32.4 billion include office of $6.7 billion, retail of $5.6 billion, and LP investments and other of $20.1 billion. Real estate property-specific borrowings maturing in 2026 of $13.0 billion include office of $2.8 billion, retail of $1.7 billion, and LP investments and other of $8.5 billion. The real estate property-specific borrowings included in the table above do not consider available extension options on $25.7 billion of debt.
2.Includes $45.8 billion of borrowings associated with real estate LP investments from our Asset Management segment and $24.4 million associated with core and transitional and development investments in our Real Estate segment.
3.Real estate property-specific borrowings of $70.2 billion includes $35.4 billion related to BPY investment properties, $7.9 billion for BPY hospitality assets, and $26.9 billion for real estate direct investments.
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2024[1]	2023
Current	$48,254	$54,975
Non-current	156,304	150,361
Total	$204,558	$205,336
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2024	Local Currency		2023	Local Currency
U.S. dollars	$119,612	USD	119,612	$112,510	USD	112,510
British pounds	12,583	GBP	10,054	13,457	GBP	10,571
Indian rupees	10,911	INR	934,088	9,930	INR	826,265
Canadian dollars	15,830	CAD	22,767	17,124	CAD	22,690
Euros	17,164	EUR	16,578	22,825	EUR	20,670
Australian dollars	9,498	AUD	15,350	10,051	AUD	14,755
Brazilian reais	10,634	BRL	65,848	10,868	BRL	52,606
Colombian pesos	3,533	COP	15,566,206	3,334	COP	12,914,945
Korean won	2,185	KRW	3,230,442	2,199	KRW	2,855,358
Other currencies	2,608	Various	n/a	3,038	Various	n/a
Total	$204,558			$205,336